Schedule of Investments (unaudited) September 30, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Afterpay Ltd.(a)	327	$19,275
Aristocrat Leisure Ltd.	38,322	835,747
ASX Ltd.	7,276	425,396
Australia & New Zealand Banking Group Ltd.	6,073	75,767
Bendigo & Adelaide Bank Ltd.	77,771	338,723
BHP Group Ltd.	69,439	1,793,859
BHP Group PLC	567	12,096
Brambles Ltd.	120,250	913,062
Cochlear Ltd.	1,329	189,872
Commonwealth Bank of Australia	22,927	1,055,015
CSL Ltd.	6,624	1,368,297
Glencore PLC(a)	63,850	132,372
Goodman Group	12,558	162,594
IDP Education Ltd.	9,344	128,633
IGO Ltd.	17,917	53,997
Iluka Resources Ltd.	15,229	99,711
Insurance Australia Group Ltd.	159,189	503,740
Macquarie Group Ltd.	6,645	576,017
Mirvac Group	167,339	262,320
National Australia Bank Ltd.	118,598	1,523,621
Orica Ltd.	2,673	29,761
Perpetual Ltd.	5,356	108,104
Ramsay Health Care Ltd.	4,327	206,306
Rio Tinto Ltd.	2,924	199,713
Rio Tinto PLC	6,742	405,682
Scentre Group	86,095	137,076
SEEK Ltd.(b)	20,647	318,510
South32 Ltd.	120,911	179,438
Suncorp Group Ltd.	3,640	22,220
Tabcorp Holdings Ltd.	136,192	327,966
Telstra Corp. Ltd.	178,107	356,614
Transurban Group	2,660	27,161
Westpac Banking Corp.	5,115	62,195
WiseTech Global Ltd.	2,806	52,556

		12,903,416

Austria — 0.4%
BAWAG Group AG(a)(c)	543	19,632
Erste Group Bank AG(a)	26,778	560,742
Raiffeisen Bank International AG(a)	11,062	169,315
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	43,282
Wienerberger AG(a)	432	11,416

		804,387

Belgium — 0.4%
Anheuser-Busch InBev SA/NV	796	42,857
Elia Group SA/NV	372	37,188
Galapagos NV(a)	519	73,579
KBC Group NV	405	20,309
Proximus SADP	2,023	36,906
Sofina SA	154	42,043
UCB SA	2,077	235,893
Umicore SA	6,305	262,253

		751,028

China — 1.0%
BOC Hong Kong Holdings Ltd.	205,500	544,778

Security	Shares	Value

China (continued)
Prosus NV(a)	10,589	$977,392
Wilmar International Ltd.(b)	105,800	343,516

		1,865,686

Denmark — 1.7%
Chr Hansen Holding A/S	3,922	435,365
Genmab A/S(a)	865	313,913
ISS A/S(a)	1,720	22,638
Novo Nordisk A/S, Class B	15,708	1,088,322
Orsted A/S(c)	3,221	444,049
Rockwool International AS, -B Shares	257	98,610
Tryg A/S	7,287	229,413
Vestas Wind Systems A/S	3,204	517,787

		3,150,097

Finland — 2.1%
Kesko OYJ, -B Shares	15,889	409,380
Kojamo OYJ	1,706	36,641
Kone OYJ, Class B	10,897	956,794
Neste OYJ	8,362	440,340
Nordea Bank Abp(a)	148,741	1,130,243
Sampo OYJ, A Shares	14,116	559,034
Wartsila OYJ Abp	61,896	486,076

		4,018,508

France — 11.5%
Air Liquide SA	6,833	1,083,096
Airbus SE(a)	2,100	152,304
Alstom SA(a)	4,286	214,098
Amundi SA(a)(c)	1,182	83,313
Christian Dior SE	1,180	484,005
Cie de Saint-Gobain(a)	13,458	563,717
Cie Plastic Omnium SA	524	13,846
CNP Assurances(a)	17,692	221,880
Danone SA	4,505	291,811
Dassault Systemes SE	7,114	1,327,345
Electricite de France SA	16,713	176,547
Engie SA(a)	31,160	416,407
EssilorLuxottica SA(a)	2,448	333,262
Eutelsat Communications SA	10,558	102,831
Faurecia SE(a)	3,050	131,468
Gecina SA	174	22,938
Hermes International	1,652	1,422,789
JCDecaux SA(a)	2,689	46,488
Kering SA	471	312,434
Klepierre SA(b)	2,145	30,026
La Francaise des Jeux SAEM(c)	2,354	86,360
Legrand SA	6,285	500,596
L’Oreal SA(b)	7,663	2,493,761
LVMH Moet Hennessy Louis Vuitton SE	3,992	1,867,858
Nexans SA(a)	1,633	94,343
Orange SA	61,203	637,463
Pernod Ricard SA	11,158	1,778,986
Peugeot SA(a)	7,680	139,273
Renault SA(a)	20,704	537,080
Rexel SA(a)	44,992	564,111
Sanofi	15,155	1,518,710
Schneider Electric SE	5,797	720,561
SCOR SE(a)	758	21,104
Societe Generale SA(a)	58,015	770,086
STMicroelectronics NV	11,702	358,900
Teleperformance	1,705	525,655

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Thales SA	2,401	$179,949
Ubisoft Entertainment SA(a)	1,149	103,557
Unibail-Rodamco-Westfield(b)	10,363	382,185
Valeo SA	5,771	177,217
Vinci SA	8,185	683,910
Wendel SE	301	27,304

		21,599,574

Germany — 9.0%
adidas AG, Class N(a)	3,100	1,001,120
alstria office REIT-AG	16,772	233,219
Aurubis AG	270	18,368
BASF SE	13,380	814,789
Bayer AG, Registered Shares	7,298	450,241
Bayerische Motoren Werke AG	6,188	449,107
Beiersdorf AG	12,273	1,393,444
CompuGroup Medical SE & Co KgaA	845	78,192
Covestro AG(c)	4,072	201,931
Daimler AG, Registered Shares	13,708	739,479
Delivery Hero SE(a)(c)	5,289	606,856
Deutsche Boerse AG	7,280	1,276,331
DWS Group GmbH & Co. KGaA(a)(c)	1,008	34,740
E.ON SE	124,871	1,376,379
Fielmann AG(a)	254	20,399
Hannover Rueck SE	284	43,966
Hella GmbH & Co. KGaA(a)	1,726	87,057
HelloFresh SE(a)	2,559	142,213
HOCHTIEF AG	119	9,238
HUGO BOSS AG	6,589	164,697
Infineon Technologies AG, Class N	19,824	558,755
Jenoptik AG	2	54
Knorr-Bremse AG	1,850	217,859
LEG Immobilien AG	4,476	638,004
Nemetschek SE	188	13,741
Puma SE(a)	4,063	365,244
QIAGEN NV(a)	4,819	250,297
RWE AG	11,187	418,946
SAP SE	17,649	2,748,269
Scout24 AG(c)	4,779	416,858
Siemens AG, Class N, Registered Shares	9,721	1,227,655
Siemens Energy AG(a)	5,396	145,510
Siemens Healthineers AG(c)	13,590	610,034
Stroeer SE & Co. KGaA(a)	467	36,276
thyssenkrupp AG(a)	23,122	116,343
Volkswagen AG(a)	373	65,194
Wacker Chemie AG	990	96,075

		17,066,880

Hong Kong — 2.3%
AIA Group Ltd.	87,800	872,740
Champion REIT	17,000	8,458
CK Asset Holdings Ltd.	7,500	36,853
CLP Holdings Ltd.	66,000	616,259
ESR Cayman Ltd.(a)(c)	4,800	14,988
Hang Lung Group Ltd.	5,000	11,425
Hang Seng Bank Ltd.(b)	11,500	170,370
Henderson Land Development Co. Ltd.	60,404	224,287
Hong Kong & China Gas Co. Ltd.(b)	22,649	32,887
Hong Kong Exchanges & Clearing Ltd.	4,500	211,831
Hongkong Land Holdings Ltd.	28,900	107,671
Hysan Development Co. Ltd.	3,000	9,022
Kerry Properties Ltd.	67,000	172,313
Link REIT	36,100	295,817

Security	Shares	Value

Hong Kong (continued)
MTR Corp. Ltd.(b)	3,500	$17,370
NWS Holdings Ltd.	1,000	764
Sun Hung Kai Properties Ltd.	20,000	257,730
Swire Pacific Ltd., Class A	35,000	169,452
Swire Properties Ltd.	125,000	331,198
Techtronic Industries Co. Ltd.	48,500	644,841
WH Group Ltd.(c)	69,000	56,284
Wharf Real Estate Investment Co. Ltd.(b)	12,000	49,189
Xinyi Glass Holdings Ltd.	10,000	20,224

		4,331,973

Ireland — 0.2%
Kerry Group PLC, Class A	169	21,646
Kingspan Group PLC(a)	3,279	298,410
Smurfit Kappa Group PLC	2,038	79,967

		400,023

Israel — 0.1%
Delek Group Ltd.(a)(b)	469	9,056
First International Bank Of Israel Ltd.	1,166	24,201
Isracard Ltd.	270	670
Nice Ltd.(a)	524	118,804
Shapir Engineering and Industry Ltd.(a)	1,403	9,391
Strauss Group Ltd.(b)	460	13,205

		175,327

Italy — 1.6%
Amplifon SpA(a)	985	35,224
Assicurazioni Generali SpA	81,261	1,145,326
Azimut Holding SpA	1,731	31,256
Banca Generali SpA(a)	2,077	63,169
Banca Mediolanum SpA	7,081	50,985
Enel SpA	117,938	1,023,219
Ferrari NV	300	55,056
Interpump Group SpA	6,484	240,455
Prysmian SpA	6,681	193,934
Terna Rete Elettrica Nazionale SpA	20,003	139,957
Unipol Gruppo SpA(a)	18,349	80,185
UnipolSai Assicurazioni SpA	4,306	11,228

		3,069,994

Japan — 26.4%
ABC-Mart, Inc.	300	15,620
AEON Financial Service Co. Ltd.	800	7,293
Aisin Seiki Co. Ltd.	900	28,795
Amada Co. Ltd.	17,800	166,515
Anritsu Corp.(b)	8,300	189,141
Aozora Bank Ltd.	2,600	43,172
Asahi Group Holdings Ltd.	33,100	1,153,622
Asahi Kasei Corp.	24,600	214,601
Astellas Pharma, Inc.	18,800	280,244
Benesse Holdings, Inc.	7,400	190,468
Bengo4.com Inc.(a)	100	10,662
Bridgestone Corp.	2,800	88,506
Canon, Inc.	35,900	595,457
Central Japan Railway Co.	300	43,002
Chugai Pharmaceutical Co. Ltd.	11,400	511,580
Citizen Watch Co. Ltd.	28,200	79,109
CyberAgent, Inc.	2,600	160,554
Dai Nippon Printing Co. Ltd.	3,100	62,836
Daicel Corp.	4,300	30,992
Daifuku Co. Ltd.	400	40,375
Daiichi Sankyo Co. Ltd.	25,200	773,583
Daikin Industries Ltd.	500	92,387
Daiwa House Industry Co. Ltd.	18,600	477,040

2

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denso Corp.	17,900	$784,588
Dentsu Group, Inc.	8,000	236,132
DIC Corp.	6,700	167,499
Dip Corp.	1,100	22,660
Dowa Holdings Co. Ltd.	300	8,806
East Japan Railway Co.	8,400	516,589
Eisai Co. Ltd.	4,400	401,862
Electric Power Development Co. Ltd.	6,300	97,173
ENEOS Holdings, Inc.	103,450	369,096
FANUC Corp.	6,700	1,285,833
Fast Retailing Co. Ltd.	1,200	754,105
Fuji Media Holdings, Inc.	4,100	39,483
Fuji Seal International, Inc.	500	9,615
FUJIFILM Holdings Corp.	6,900	340,114
Glory Ltd.	1,000	22,422
GMO internet Inc.	600	15,719
Hino Motors Ltd.	1,800	11,680
Hitachi Capital Corp.	600	14,108
Hitachi Ltd.	8,900	301,349
Hitachi Transport System Ltd.	700	22,174
Honda Motor Co. Ltd.	36,100	857,276
Horiba Ltd.	200	10,460
House Foods Group, Inc.	400	14,218
Isuzu Motors Ltd.	5,600	48,976
ITOCHU Corp.(b)	17,200	440,420
J Front Retailing Co. Ltd.	2,200	15,928
Japan Post Bank Co. Ltd.	11,000	85,798
Japan Post Holdings Co. Ltd.	135,800	926,027
Japan Post Insurance Co. Ltd.	2,100	33,065
Japan Tobacco, Inc.	33,400	609,342
JCR Pharmaceuticals Co. Ltd.	400	11,736
JTEKT Corp.	18,600	145,895
Kajima Corp.	18,600	224,097
Kakaku.com, Inc.	2,900	76,455
Kaken Pharmaceutical Co. Ltd.	100	4,583
Kamigumi Co. Ltd.	600	11,823
Kaneka Corp.	6,800	190,501
Kansai Paint Co. Ltd.	5,900	146,644
Kao Corp.	5,300	397,875
Kawasaki Heavy Industries Ltd.(a)	2,300	31,071
KDDI Corp.	58,500	1,471,366
Keyence Corp.	4,600	2,150,404
Kirin Holdings Co. Ltd.	7,500	140,869
Koito Manufacturing Co. Ltd.	1,200	61,231
Komatsu Ltd.	1,200	26,356
Konami Holdings Corp.	3,100	134,101
Konica Minolta, Inc.(b)	65,200	184,927
Kyocera Corp.	5,900	337,813
Kyushu Railway Co.	10,500	224,495
LINE Corp.(a)	500	25,451
Lintec Corp.	4,500	104,784
Maruichi Steel Tube Ltd.	500	12,518
Mitsubishi Estate Co. Ltd.	1,800	27,266
Mitsubishi Materials Corp.	1,900	37,443
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,000	74,342
Mitsui Fudosan Co. Ltd.	11,800	205,340
Mizuho Financial Group, Inc.	18,870	235,529
MS&AD Insurance Group Holdings, Inc.	16,500	444,563
Murata Manufacturing Co. Ltd.	16,000	1,040,434
Nagase & Co. Ltd.(b)	600	8,404
Nexon Co. Ltd.	34,100	850,582
Nidec Corp.	18,700	1,753,646
Nifco, Inc.	500	13,658

Security	Shares	Value

Japan (continued)
Nihon Kohden Corp.	2,500	$82,229
Nihon M&A Center Inc.	400	22,884
Nikon Corp.(b)	10,900	73,550
Nintendo Co. Ltd.	1,300	736,698
Nippon Paint Holdings Co. Ltd.	200	20,589
Nippon Paper Industries Co. Ltd.(b)	800	9,936
Nippon Shinyaku Co. Ltd.	300	24,700
Nippon Shokubai Co. Ltd.(b)	1,000	53,329
Nippon Telegraph & Telephone Corp.	700	14,292
Nippon Television Holdings, Inc.	2,900	31,181
Nisshin Seifun Group, Inc.	9,800	155,537
Nitori Holdings Co. Ltd.	2,300	477,139
Nitto Denko Corp.	900	58,634
Nomura Real Estate Master Fund, Inc.	33	41,341
NS Solutions Corp.	300	9,244
NTT Data Corp.	9,900	126,693
NTT DOCOMO, Inc.	20,400	749,620
Obic Co. Ltd.	2,200	386,898
Omron Corp.	4,400	344,019
Oracle Corp. Japan	600	64,786
Oriental Land Co. Ltd.(b)	5,200	729,275
Otsuka Corp.	700	35,771
Otsuka Holdings Co. Ltd.	3,400	144,042
Panasonic Corp.	7,600	64,737
PeptiDream, Inc.(a)	2,500	117,322
Pola Orbis Holdings, Inc.	24,400	460,070
Rakuten, Inc.	30,200	325,645
Recruit Holdings Co. Ltd.	13,800	548,072
Ricoh Co. Ltd.	1,600	10,800
Rohm Co. Ltd.	6,600	510,246
Sankyu Inc.	700	27,644
Sanwa Holdings Corp.	4,100	43,474
SCSK Corp.	1,300	72,734
Sega Sammy Holdings, Inc.	1,000	12,188
Seiko Epson Corp.(b)	17,700	203,554
Seven & i Holdings Co. Ltd.	56,900	1,767,888
Sharp Corp.	1,300	16,171
Shikoku Electric Power Co., Inc.	1,300	9,913
Shimadzu Corp.	7,200	219,142
Shimano, Inc.	900	177,656
Shin-Etsu Chemical Co. Ltd.	100	13,085
Shionogi & Co. Ltd.	8,700	465,661
Shizuoka Bank Ltd.	4,300	29,696
SMC Corp.	400	223,135
Softbank Corp.(b)	40,400	451,443
SoftBank Group Corp.	20,800	1,286,990
Sojitz Corp.(b)	7,100	16,113
Sony Corp.(b)	24,400	1,870,065
Sugi Holdings Co. Ltd.	1,300	91,915
Sumitomo Chemical Co. Ltd.	102,400	338,942
Sumitomo Corp.	26,400	318,238
Sumitomo Heavy Industries Ltd.	4,300	100,043
Sumitomo Mitsui Financial Group, Inc.	48,800	1,364,487
Sumitomo Mitsui Trust Holdings, Inc.	11,800	313,925
Sumitomo Rubber Industries Ltd.	33,100	307,470
Suntory Beverage & Food Ltd.	10,300	386,800
Sysmex Corp.	3,600	344,455
T&D Holdings, Inc.	24,100	237,586
Taisho Pharmaceutical Holdings Co. Ltd.	200	13,171
Takara Bio Inc.	1,400	38,053
Takeda Pharmaceutical Co. Ltd.	40,800	1,458,311
TDK Corp.	200	21,839
Teijin Ltd.	2,400	37,220

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Terumo Corp.	200	$7,963
Tokio Marine Holdings, Inc.	11,600	507,553
Tokyo Broadcasting System Holdings, Inc.	800	13,823
Tokyu Fudosan Holdings Corp.	2,300	9,935
Toray Industries, Inc.	9,900	45,292
Toshiba Corp.	1,100	28,060
TOTO Ltd.	600	27,648
Toyo Seikan Group Holdings Ltd.	1,300	12,860
Toyota Motor Corp.	39,800	2,641,526
Trend Micro, Inc.	600	36,563
TS Tech Co. Ltd.	4,800	135,707
Ube Industries Ltd.	7,400	124,966
Unicharm Corp.	12,300	550,096
West Japan Railway Co.	8,900	439,734
Yakult Honsha Co. Ltd.	8,900	494,173
Yamada Denki Co. Ltd.	74,400	371,028
Yamaguchi Financial Group, Inc.	4,800	31,200
Yamaha Corp.	1,300	62,349
Yaoko Co. Ltd.	200	14,854
Yaskawa Electric Corp.	12,500	489,039
Yokogawa Electric Corp.	8,700	138,169
Z Holdings Corp.	57,300	382,731
Zeon Corp.	5,600	58,734

		49,856,562

Luxembourg — 0.1%
RTL Group SA(a)	2,875	113,160

Macau — 0.2%
MGM China Holdings Ltd.	10,800	13,460
Sands China Ltd.	97,600	378,318
Wynn Macau Ltd.(a)(b)	9,600	15,406

		407,184

Netherlands — 4.5%
ABN AMRO Bank NV(c)	28,892	241,523
Akzo Nobel NV	10,753	1,086,810
Argenx SE(a)	590	155,858
ASML Holding NV	7,688	2,839,739
EXOR NV	2,386	129,519
ING Groep NV(a)	98,407	702,318
Just Eat Takeaway.com NV(a)(c)	2,921	326,996
Koninklijke Philips NV(a)	40,342	1,904,913
Royal Dutch Shell PLC	85,462	1,054,877
Signify NV(a)(c)	2,476	91,580

		8,534,133

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	10,468	231,034
Vector Ltd.	5,687	16,170
Xero Ltd.(a)	2,669	194,691

		441,895

Norway — 0.5%
Aker Carbon Capture AS(a)	9	6
Aker Offshore Wind Holding AS(a)	9	5
Aker Solutions ASA(a)	13	13
Dolphin Drilling ASA(a)(b)(d)	8	—
Equinor ASA	38,049	539,065
Gjensidige Forsikring ASA	17,253	350,145
Leroy Seafood Group ASA	1,900	10,910
NEL ASA(a)	54,249	98,630

		998,774

Security	Shares	Value

Portugal — 0.2%
EDP - Energias de Portugal SA	55,066	$270,756

Singapore — 0.4%
Ascendas Real Estate Investment Trust	64,200	153,626
Jardine Cycle & Carriage Ltd.	8,300	110,171
Oversea-Chinese Banking Corp. Ltd.(b)	10,300	64,053
Singapore Press Holdings Ltd.	13,600	10,421
Singapore Technologies Engineering Ltd.(b)	86,000	219,156
United Overseas Bank Ltd.(b)	8,400	118,332

		675,759

South Africa — 0.1%
Anglo American PLC	7,689	186,024

Spain — 2.1%
Aena SME SA(a)(c)	724	100,801
Banco Bilbao Vizcaya Argentaria SA	207,328	575,529
Banco de Sabadell SA	129,036	44,786
Banco Santander SA(a)	13,518	25,214
Bankia SA	7,556	11,002
EDP Renovaveis SA	5,531	91,819
Grifols SA , Class A	3,951	113,611
Iberdrola SA	87,048	1,071,438
Industria de Diseno Textil SA	49,266	1,362,914
Mediaset Espana Comunicacion SA(a)	9	33
Naturgy Energy Group SA	8,764	175,759
Repsol SA	33,012	223,016
Siemens Gamesa Renewable Energy SA	6,569	177,771
Zardoya Otis SA	2,011	12,249

		3,985,942

Sweden — 3.3%
Alfa Laval AB(a)	12,197	269,243
Assa Abloy AB, Class B	23,628	552,425
Atlas Copco AB, A Shares	50,619	2,268,509
Electrolux AB, Series B	8,551	199,331
Epiroc AB, Class A	44,477	644,305
Epiroc AB, Class B	5,704	79,175
EQT AB	7,854	152,404
Evolution Gaming Group AB(c)	3,713	245,330
Fabege AB	10,235	141,547
Husqvarna AB, B Shares	2,955	32,494
Industrivarden AB, C Shares(a)	593	15,770
Kinnevik AB, Class B	3,702	150,258
L E Lundbergforetagen AB, B Shares(a)	6,430	317,700
Lifco AB, B Shares	140	10,829
Samhallsbyggnadsbolaget i Norden AB	8,816	26,581
Sinch AB(a)(c)	183	14,923
SSAB AB, -A Shares(a)	28,741	95,447
Svenska Cellulosa AB SCA, Class B(a)	12,160	166,707
Sweco AB, B Shares	252	13,960
Swedbank AB, A Shares(a)	3,518	55,077
Tele2 AB, Class B	8,359	117,853
Telefonaktiebolaget LM Ericsson	3,015	32,994
Volvo AB, B Shares(a)	32,991	633,752

		6,236,614

Switzerland — 8.8%
Alcon, Inc.(a)	6,443	365,290
Baloise Holding AG, Registered Shares	433	63,748
Banque Cantonale Vaudoise, Registered Shares	152	15,425
Cie Financiere Richemont SA, Registered Shares	12,668	850,565
Credit Suisse Group AG, Registered Shares	11,293	112,735

4

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Givaudan SA, Registered Shares	323	$1,394,652
Kuehne + Nagel International AG, Registered Shares	3,770	732,033
Lonza Group AG, Registered Shares	1,011	623,924
Nestle SA, Registered Shares	42,622	5,072,528
Novartis AG, Registered Shares	21,345	1,853,265
Roche Holding AG	6,486	2,221,718
SGS SA, Registered Shares	218	584,205
SIG Combibloc Group AG	2,324	46,469
Sika AG, Registered Shares(b)	8,073	1,982,338
Swiss Re AG	9,626	714,046

		16,632,941

United Kingdom — 11.9%
Abcam PLC	6,577	103,876
Associated British Foods PLC	1	24
AstraZeneca PLC	21,826	2,384,805
Auto Trader Group PLC(c)	93,045	675,544
Bellway PLC	3,077	93,262
Berkeley Group Holdings PLC	3,816	208,020
BP PLC	292,062	844,637
British American Tobacco PLC	37,521	1,345,926
BT Group PLC	231,102	292,719
Centrica PLC	110,556	57,204
CNH Industrial NV(a)	12,727	98,435
Compass Group PLC	6,754	101,457
ConvaTec Group PLC(c)	39,309	90,556
Diageo PLC	64,990	2,232,320
Dialog Semiconductor PLC(a)	353	15,385
Dunelm Group PLC	4,540	81,747
Experian PLC	45,957	1,726,805
Fiat Chrysler Automobiles NV(a)	11,498	141,137
GlaxoSmithKline PLC	70,886	1,328,934
GVC Holdings PLC(a)	14,175	177,531
HomeServe PLC	17,139	273,106
Howden Joinery Group PLC	67,111	510,788
HSBC Holdings PLC	110,116	430,802
IG Group Holdings PLC	20,633	210,765
Inchcape PLC(a)	1,631	9,249
Informa PLC(a)	102,666	497,588
ITV PLC	134,999	117,686
JD Sports Fashion PLC	14,751	153,980
Johnson Matthey PLC	6,055	183,999
Kingfisher PLC	104,095	398,725
Lloyds Banking Group PLC(a)	1,426,095	484,133
M&G PLC	20,261	41,645
Marks & Spencer Group PLC	70,508	88,478
Meggitt PLC	35,383	117,419
Micro Focus International PLC(a)	23,294	74,051
Ocado Group PLC(a)	9,787	346,159
Persimmon PLC	3,218	102,552
Pets at Home Group PLC	11,291	61,719
Prudential PLC	2,501	35,885
Reckitt Benckiser Group PLC	4,510	439,749
RELX PLC	12,814	285,215
Rentokil Initial PLC(a)	22,125	152,925
Rightmove PLC	13,170	106,471
Rolls-Royce Holdings PLC	10,584	17,573
Schroders PLC	3,571	124,020
Smith & Nephew PLC	4,795	93,931

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	32,432	$573,710
Spirax-Sarco Engineering PLC	218	31,044
SSE PLC	21,296	331,454
Standard Chartered PLC(a)	20,595	94,770
Taylor Wimpey PLC	29,890	41,795
Tesco PLC	158,389	434,509
Travis Perkins PLC	3,213	44,954
Unilever NV	31,766	1,929,064
Unilever PLC	16,996	1,047,857
Vodafone Group PLC	272,284	360,893
Wm Morrison Supermarkets PLC	51,578	113,210
WPP PLC	3,283	25,785

		22,387,982

United States — 0.1%
Ferguson PLC	1,609	161,914

Total Common Stocks — 95.9% (Cost: $168,203,846)		181,026,533

Preferred Securities

Preferred Stocks — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	385	21,041
Sartorius AG, Preference Shares	586	240,186
Volkswagen AG, Preference Shares(a)	3,827	615,807

Total Preferred Securities — 0.4% (Cost: $861,272)		877,034

Total Long-Term Investments — 96.3% (Cost: $169,065,118)		181,903,567

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(e)(f)(g)	4,095,670	4,099,356
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(e)(f)	4,341,738	4,341,738

Total Short-Term Securities — 4.5% (Cost: $8,438,728)		8,441,094

Total Investments — 100.8% (Cost: $177,503,846)		190,344,661

Liabilities in Excess of Other Assets — (0.8)%		(1,582,409)

Net Assets — 100.0%		$188,762,252

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,503,622	$595,388	(a)	$—	$(1,522)	$1,868	$4,099,356	4,095,670	$28,102	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,224,018	3,117,720	(a)	—	—	—	4,341,738	4,341,738	10,992		—

					$(1,522)	$1,868	$8,441,094		$39,094		$—

(a)  Represents net amount purchased (sold).

(b)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	69	12/18/20	$6,394	$(171,477)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$12,903,416	$—	$12,903,416
Austria	54,698	749,689	—	804,387
Belgium	—	751,028	—	751,028

6

Schedule of Investments (unaudited) (continued) September 30, 2020	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
China	$—	$1,865,686	$—	$1,865,686
Denmark	444,049	2,706,048	—	3,150,097
Finland	—	4,018,508	—	4,018,508
France	—	21,599,574	—	21,599,574
Germany	771,222	16,295,658	—	17,066,880
Hong Kong	—	4,331,973	—	4,331,973
Ireland	—	400,023	—	400,023
Israel	—	175,327	—	175,327
Italy	—	3,069,994	—	3,069,994
Japan	—	49,856,562	—	49,856,562
Luxembourg	—	113,160	—	113,160
Macau	—	407,184	—	407,184
Netherlands	—	8,534,133	—	8,534,133
New Zealand	—	441,895	—	441,895
Norway	11	998,763	—	998,774
Portugal	—	270,756	—	270,756
Singapore	—	675,759	—	675,759
South Africa	—	186,024	—	186,024
Spain	—	3,985,942	—	3,985,942
Sweden	—	6,236,614	—	6,236,614
Switzerland	—	16,632,941	—	16,632,941
United Kingdom	103,876	22,284,106	—	22,387,982
United States	—	161,914	—	161,914
Preferred Securities
Preferred Stocks	—	877,034	—	877,034
Short-Term Securities
Money Market Funds	8,441,094	—	—	8,441,094

	$9,814,950	$180,529,711	$—	$190,344,661

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(171,477)	$—	$—	$(171,477)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

DIP	Debtor-In-Possession

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7